Loans and Related Allowance for Loan Losses (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Loans and Leases Receivable, Consumer, Allowance	$ 9,902	$ 12,626
Consumer [Member] | Performing [Member]
Loans and Leases Receivable, Consumer, Allowance	9,895	12,586
Consumer [Member] | Nonperforming [Member]
Loans and Leases Receivable, Consumer, Allowance	$ 7	$ 40